Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Share

Note 20 - Earnings Per Share

The calculation of basic earnings per share as at December 31, 2025, 2024 and 2023 was based on the profit attributable to the Company’s shareholders divided by a weighted average number of ordinary shares outstanding, calculated as follows:

	For the year ended December 31
	2025	2024	2023
	€ in thousands (other than share and per share data)
Net profit (loss) attributed to owners of the Company	(2,133)	(6,524)	2,219

Net profit (loss) attributed to owners of the Company from continuing operations	(2,133)	(6,661)	4,006

Net profit (loss) attributed to owners of the Company from discontinued operation. See Note 23.	-	137	(1,787)

Weighted average ordinary shares outstanding(1)	13,241,063	12,852,585	12,852,585

Dilutive effect:
Stock options and warrants	-	-	3,462

Diluted weighted average ordinary shares outstanding	13,241,063	12,852,585 (2)	12,856,047 (2)

Basic net earning (loss) per share	(0.16)	(0.51)	0.17

Diluted net earning (loss) per share	(0.16)	(0.51)	0.17

Basic profit (loss) per share from continuing operations	(0.16)	(0.52)	0.31

Diluted profit (loss) per share from continuing operations	(0.16)	(0.52)	0.31

Basic profit (loss) per share from discontinued operation	-	0.01	(0.14)

Diluted profit (loss) per share from discontinued operation	-	0.01	(0.14)

(1)	Net of treasury shares.

(2)	In 2025, 2024 and 2023 share options and warrants did not have a dilutive effect.

As of December 31, 2025, 30,365 thousand options and warrants (in 2024 and 2023: 1,844 thousand and 794 thousand, respectively) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the period that the options were outstanding.